Mineral Interests, Property and Equipment	12 Months Ended
Dec. 31, 2023
Mineral Interests, Property and Equipment [Abstract]
Mineral Interests, Property and Equipment
9.	Mineral Interests, Property and Equipment

($000s)	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total
Cost
As at January 1, 2022	632,005	27,061	3,080	407	662,553
Additions	55,069	158,728	4,736	2,030	220,563
Transfers adjusted [2]	-	(64,588)	64,588	-	-
As at December 31, 2022 adjusted [2]	687,074	121,201	72,404	2,437	883,116
Additions	69,732	178,764	1,187	781	250,464
Transfers	-	(101,899)	101,899	-	-
As at December 31, 2023	756,806	198,066	175,490	3,218	1,133,580
Accumulated Depreciation
As at January 1, 2022	-	-	117	157	274
Depreciation expense	-	-	953	392	1,345
As at December 31, 2022	-	-	1,070	549	1,619
Depreciation expense [1]	-	-	2,517	980	3,497
As at December 31, 2023	-	-	3,587	1,529	5,116
Net Book Value
As at December 31, 2022	687,074	121,201	71,334	1,888	881,497
As at December 31, 2023	756,806	198,066	171,903	1,689	1,128,464

1)	Depreciation expense related to camps, equipment, and right-of-use assets associated with the KSM construction is capitalized to construction in progress.

2)	Additions in the prior year financial statements were net of $38.4 transfers from construction in progress to property and equipment additions. Additionally, during 2023, $26.1 million of costs were determined to have been ready for use in 2022 and were reclassified from construction in progress to property and equipment to correct for this.

Mineral interests, property and equipment additions by project are as follows.

	Year ended December 31, 2023
($000s)	January 1, 2023	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total Additions	December 31, 2023
Additions
KSM additions [1]	707,190	40,490	178,764	1,187	781	221,222	928,412
KSM transfers		-	(101,899)	101,899	-	-	-
Courageous Lake	77,999	3,520	-	-	-	3,520	81,519
Iskut	49,904	14,174	-	-	-	14,174	64,078
Snowstorm	34,562	4,897	-	-	-	4,897	39,459
3 Aces	12,079	6,651	-	-	-	6,651	18,730
Grassy Mountain	771	-	-	-	-	-	771
Corporate	611	-	-	-	-	-	611
Total	883,116	69,732	76,865	103,086	781	250,464	1,133,580

	Year ended December 31, 2022
($000s)	January 1, 2022	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total Additions	December 31, 2022
Additions
KSM additions [1]	502,015	39,985	158,728	4,736	1,726	205,175	707,190
KSM transfers adjusted [2]	-	-	(64,588)	64,588	-	-	-
Courageous Lake	77,176	823	-	-	-	823	77,999
Iskut	41,779	8,125	-	-	-	8,125	49,904
Snowstorm	31,471	3,091	-	-	-	3,091	34,562
3 Aces	9,034	3,045	-	-	-	3,045	12,079
Grassy Mountain	771	-	-	-	-	-	771
Corporate	307	-	-	-	304	304	611
Total adjusted [2]	662,553	55,069	94,140	69,324	2,030	220,563	883,116

1)	In 2023, Construction in progress additions at KSM included $19.4 million of capitalized borrowing costs (2022 - $14.7 million).

2)	Additions in the prior year financial statements were net of $38.4 transfers from construction in progress to property and equipment additions. Additionally, during 2023, $26.1 million of costs were determined to have been ready for use in 2022 and were reclassified from construction in progress to property and equipment to correct for this.

Continued exploration of the Company’s mineral properties is subject to certain lease payments, project holding costs, rental fees and filing fees.

a)	KSM

In 2001, the Company purchased a 100% interest in contiguous claim blocks in the Skeena Mining Division, British Columbia. The vendor maintains a 1% net smelter royalty interest on the project, subject to maximum aggregate royalty payments of $4.5 million. The Company is obligated to purchase the net smelter royalty interest for the price of $4.5 million in the event that a positive feasibility study demonstrates a 10% or higher internal rate of return after tax and financing costs.

In 2011 and 2012, the Company completed agreements granting a third party an option to acquire a 2% net smelter royalty on all gold and silver production sales from KSM for a payment equal to the lesser of C$160 million or US$200 million. The option is exercisable for a period of 60 days following the announcement of receipt of all material approvals and permits, full project financing and certain other conditions for the KSM Project.

In December 2020, the Company purchased the Snowfield (renamed East Mitchell) property from Pretium Resources Inc. The East Mitchell property, located in the same valley that hosts KSM’s Mitchell deposit, was purchased for US$100 million ($127.5 million) in cash, a 1.5% net smelter royalty on East Mitchell property production, and a conditional payment of US$20 million, payable following the earlier of (i) commencement of commercial production from East Mitchell property, and (ii) announcement by the Company of a bankable feasibility study which includes production of reserves from the East Mitchell property. US$15 million of the conditional payment can be credited against future royalty payments.

Additions to construction in progress consisted of $156.9 million (2022 - $104.6 million) of KSM assets under construction costs, $19.4 million (2022 - $14.7) of capitalized borrowing costs related to the secured note liabilities interest expense, and $2.5 million (2022 - $0.9 million) of capitalized depreciation expense. In 2023, $128.0 million was transferred from construction in progress to property and equipment (2022 - $38.4 million).

b)	Courageous Lake

In 2002, the Company purchased a 100% interest in the Courageous Lake gold project from Newmont Canada Limited and Total Resources (Canada) Limited. The Courageous Lake gold project consists of mining leases located in Northwest Territories of Canada.

c)	Iskut

On June 21, 2016, the Company purchased 100% of the common shares of SnipGold Corp. which owns the Iskut Project, located in northwestern British Columbia.

d)	Snowstorm

In 2017, the Company purchased 100% of the common shares of Snowstorm Exploration LLC which owns the Snowstorm Project, located in northern Nevada. In connection with the acquisition, the Company has agreed to make a conditional cash payment of US$2.5 million if exploration activities at the Snowstorm Project result in defining a minimum of five million ounces of gold resources compliant with National Instrument 43-101 and a further cash payment of US$5.0 million on the delineation of an additional five million ounces of gold resources.

e)	3 Aces

In 2020, the Company acquired a 100% interest in the 3 Aces gold project in the Yukon, Canada from Golden Predator Mining Corp. through the issuance of 300,000 common shares valued at $6.6 million. Should the project attain certain milestones, including the confirmation of a National Instrument 43-101 compliant mineral resource of 2.5 million ounces of gold, the Company will pay an additional $1 million, and upon confirmation of an aggregate mineral resource of 5 million ounces of gold, the Company will pay an additional $1.25 million.

f)	Grassy Mountain

In 2013, the Company sold 100% of its interest in the Grassy Mountain Project with a net book value of $0.8 million retained within mineral properties, related to the option to either receive, at the discretion of the Company, a 10% net profits interest royalty or a $10 million cash payment. Settlement is due four months after the later of: the day that the Company receives a feasibility study on the project; and the day that the Company is notified that permitting and bonding for the mine is in place. The current owner of the Grassy Mountain Project is Paramount who completed a feasibility study in 2020 but they have not notified the Company that permitting and bonding for the mine is in place.